Consolidated Statements of Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Statement Of Stockholders Equity [Abstract]
Pension and postretirement funded status adjustment tax impact	$ 3,387	$ 3,454	$ 1,087
Cash dividends declared per share	$ 0.56	$ 0.52	$ 0.48